Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common shares issued (in shares)	864	703
Common shares outstanding (in shares)	864	703